Information about financial instruments - Schedule of Liquidity Risk (Details) - Liquidity risk - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial liabilities considered in liquidity risk	$ 48,435	$ 51,898	$ 37,652
Within one year
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial liabilities considered in liquidity risk	27,073	32,028	21,745
1 to 2 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial liabilities considered in liquidity risk	13,505	1,007	3,350
2 to 3 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial liabilities considered in liquidity risk	6,271	17,453	9,684
3 to 4 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial liabilities considered in liquidity risk	689	795	1,015
4 to 5 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial liabilities considered in liquidity risk	456	387	1,210
More than five years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial liabilities considered in liquidity risk	441	228	648
Research project financing
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial liabilities considered in liquidity risk	3,845	3,223	2,947
Research project financing | Within one year
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial liabilities considered in liquidity risk	899	1,376	1,132
Research project financing | 1 to 2 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial liabilities considered in liquidity risk	1,246	631	0
Research project financing | 2 to 3 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial liabilities considered in liquidity risk	671	742	330
Research project financing | 3 to 4 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial liabilities considered in liquidity risk	291	425	645
Research project financing | 4 to 5 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial liabilities considered in liquidity risk	297	19	840
Research project financing | More than five years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial liabilities considered in liquidity risk	441	30	0
Interest-bearing receivables financing
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial liabilities considered in liquidity risk	7,413	7,712	6,472
Interest-bearing receivables financing | Within one year
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial liabilities considered in liquidity risk	7,413	7,712	6,472
Interest-bearing receivables financing | 1 to 2 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial liabilities considered in liquidity risk	0	0	0
Interest-bearing receivables financing | 2 to 3 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial liabilities considered in liquidity risk	0	0	0
Interest-bearing receivables financing | 3 to 4 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial liabilities considered in liquidity risk	0	0	0
Interest-bearing receivables financing | 4 to 5 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial liabilities considered in liquidity risk	0	0	0
Interest-bearing receivables financing | More than five years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial liabilities considered in liquidity risk	0	0	0
Government loans
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial liabilities considered in liquidity risk	1,953	1,852	1,851
Government loans | Within one year
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial liabilities considered in liquidity risk	600	167	0
Government loans | 1 to 2 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial liabilities considered in liquidity risk	398	376	93
Government loans | 2 to 3 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial liabilities considered in liquidity risk	398	373	370
Government loans | 3 to 4 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial liabilities considered in liquidity risk	398	370	370
Government loans | 4 to 5 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial liabilities considered in liquidity risk	159	368	370
Government loans | More than five years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial liabilities considered in liquidity risk	0	198	648
Convertible debt and accrued interest
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial liabilities considered in liquidity risk	17,063	16,338	8,984
Convertible debt and accrued interest | Within one year
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial liabilities considered in liquidity risk	0	0	0
Convertible debt and accrued interest | 1 to 2 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial liabilities considered in liquidity risk	11,861	0	0
Convertible debt and accrued interest | 2 to 3 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial liabilities considered in liquidity risk	5,202	16,338	8,984
Convertible debt and accrued interest | 3 to 4 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial liabilities considered in liquidity risk	0	0	0
Convertible debt and accrued interest | 4 to 5 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial liabilities considered in liquidity risk	0	0	0
Convertible debt and accrued interest | More than five years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial liabilities considered in liquidity risk	0	0	0
Finance lease liability
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial liabilities considered in liquidity risk			39
Finance lease liability | Within one year
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial liabilities considered in liquidity risk			39
Finance lease liability | 1 to 2 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial liabilities considered in liquidity risk			0
Finance lease liability | 2 to 3 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial liabilities considered in liquidity risk			0
Finance lease liability | 3 to 4 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial liabilities considered in liquidity risk			0
Finance lease liability | 4 to 5 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial liabilities considered in liquidity risk			0
Finance lease liability | More than five years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial liabilities considered in liquidity risk			0
Trade payables
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial liabilities considered in liquidity risk	13,023	18,358	12,755
Trade payables | Within one year
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial liabilities considered in liquidity risk	13,023	18,358	9,498
Trade payables | 1 to 2 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial liabilities considered in liquidity risk	0	0	3,257
Trade payables | 2 to 3 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial liabilities considered in liquidity risk	0	0	0
Trade payables | 3 to 4 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial liabilities considered in liquidity risk	0	0	0
Trade payables | 4 to 5 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial liabilities considered in liquidity risk	0	0	0
Trade payables | More than five years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial liabilities considered in liquidity risk	0	0	0
Other financial liabilities
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial liabilities considered in liquidity risk	5,138	4,415	4,604
Other financial liabilities | Within one year
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial liabilities considered in liquidity risk	5,138	4,415	4,604
Other financial liabilities | 1 to 2 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial liabilities considered in liquidity risk	0	0	0
Other financial liabilities | 2 to 3 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial liabilities considered in liquidity risk	0	0	0
Other financial liabilities | 3 to 4 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial liabilities considered in liquidity risk	0	0	0
Other financial liabilities | 4 to 5 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial liabilities considered in liquidity risk	0	0	0
Other financial liabilities | More than five years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial liabilities considered in liquidity risk	$ 0	$ 0	$ 0